BALANCE SHEETS - USD ($)	Sep. 30, 2024	Dec. 31, 2023
Assets
Loans held for investment at carrying value, net	$ 96,405,746	$ 0
Cash and cash equivalents	70,171,119	31,244,622
Interest receivable	1,007,320	0
Prepaid expenses and other assets	250,339	0
Total assets	167,834,524	31,244,622
Liabilities
Accrued interest	43,197	0
Dividends payable	4,362,999	0
Current expected credit loss reserve	24,327	0
Accrued management and incentive fees	422,238	0
Accrued direct administrative expenses	487,870	0
Accounts payable and other liabilities	355,083	10,000
Line of credit payable to affiliate	50,000,000	0
Total liabilities	55,695,714	10,000
Commitments and contingencies (Note 7)
Member's equity
Member's equity		31,234,622
Preferred stock, par value $0.01 per share, 10,000 and 0 shares authorized at September 30, 2024 and December 31, 2023 and 0 shares issued and outstanding at September 30, 2024 and December 31, 2023, respectively	0	0
Common stock, par value $0.01 per share, 50,000,000 and 0 shares authorized at September 30, 2024 and December 31, 2023 and 6,925,395 and 0 shares issued and outstanding at September 30, 2024 and December 31, 2023, respectively	69,254	0
Additional paid-in capital	114,844,562	0
Accumulated (deficit) earnings	(2,775,006)	0
Total shareholders' equity	112,138,810	31,234,622
Total liabilities and shareholders' equity	$ 167,834,524	$ 31,244,622